INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME LOSS BEFORE PROVISION FOR INCOME TAX

Income/(loss) before provision for income taxes consisted of the following:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023
United States	$(23,753,863)	$(3,793,585)

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit) is summarized as follows:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023
Current
Federal	$-	$-
State*	-	-
Other	-	-
Total current tax expense	-	-

Deferred
Federal	-	-
State	-	-
Other	-	-
Total deferred tax expense	-	-

Total tax expense	$-	$-

*	Immaterial amounts

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Start-up expenses	$2,469,389	$524,208
Land development costs	-	52,584
Net operating loss	2,442,165	1,715
Accruals and other	696	137
Stock based compensation	1,623,724	-
Accrued bonuses	289,460	-
Bridge loan discount	375,240	-
Total deferred tax assets	7,200,674	578,644

Deferred tax liabilities:
Fixed assets	(495)	-
Total deferred tax liabilities	(495)	-

Valuation allowance	(7,200,179)	(578,644)
Net deferred taxes	$-	$-

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS

Net operating losses and tax credit carryforwards as of the Financial Statement Date December 31, 2024, are as follows:

	Amount	Expiration Years

Net operating losses, federal (Post December 31, 2017)	$10,985,067	Do Not Expire
Net operating losses, state	4,225,813	-

SCHEDULE OF EFFECTIVE TAX RATE OF COMPANY’S PROVISION (BENEFIT)

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Statutory rate	21.00%	21.00%
State tax	1.44%	0.74%
SPAC exploration expenses	-	-2.49%
SAFE note expenses	-0.84%	-3.76%
Change in valuation allowance	-25.77%	-15.25%
Start up costs	8.06%	-
Other	-1.20%	-0.24%
Earn out shares value adjustment	3.60%	-
Success based fees	2.78%	-
Stock based compensation	-2.37%	-
IPO related finance charge	-6.70%	-
Total	-	-

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows (in dollars):

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Statutory rate	$(4,988,311)	$(796,653)
State tax	(343,105)	(28,171)
SPAC exploration expenses	-	94,524
SAFE note expenses	200,550	142,485
Change in valuation allowance	6,122,057	578,644
Start up costs	(1,914,151)	-
Other	285,233	9,171
Earn out shares value adjustment	(856,002)	-
Success based fees	(661,500)	-
Stock based compensation	563,884	-
IPO related finance charge	1,591,345	-
Total	$-	$-